Equity (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Equity Explanatory [Abstract]
Schedule of changes in number of shares warrants
	Number of Warrants	Exercise price per share
Outstanding January 1, 2021	1,407,683
Issued to placement agent	179,501	$25
Exercised	(855,813)	$9
Outstanding June 30, 2021	731,371

Schedule of changes in exercisable ordinary shares warrants
Comprised as follows:	Number of Warrants	Exercise Price Per Share	Issuance date	Expiration date
	27,016	$180	March 22, 2016	September 22, 2021
	22,750	$10	February 26, 2020	February 24, 2025
	455,937	$9	March 5, 2020	March 5, 2022
	46,167	$10	March 4, 2020	March 4, 2022
	160,727	$25	February 12, 2021	February 9, 2026
	18,774	$25	February 17, 2021	February 9, 2026
	731,371